Redeemable Convertible Preferred Stock- Conversion prices (Details) - Humacyte, Inc.	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares
Temporary Equity [Line Items]
Conversion ratio	1	1
Series A redeemable convertible preferred stock
Temporary Equity [Line Items]
Conversion Price	$ 1.05596	$ 1.05596
Series B redeemable convertible preferred stock
Temporary Equity [Line Items]
Conversion Price	1.485	1.485
Series C redeemable convertible preferred stock
Temporary Equity [Line Items]
Conversion Price	1.752	1.752
Series D redeemable convertible preferred stock
Temporary Equity [Line Items]
Conversion Price	$ 2.491	$ 2.491